LICENSE RIGHT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
LICENSE RIGHT

NOTE 3 – LICENSE RIGHT

In 2019, the Company entered into an agreement with a foreign entity to market, distribute, and sell the Consensi product (Product) on an exclusive basis within the United States and Puerto Rico. Upon execution of the Agreement the Company paid $1,000,000 to the foreign entity. Milestone payments were due as follows; (1) $1,500,000 upon completion of the CMC Plan as reimbursements of costs incurred by the foreign entity, (2) $1,000,000 was due upon first commercial sale of the Product which occurred in June 2020. Milestones were not met as of March 31, 2022.

In September of 2021, the Company executed a license termination agreement with the foreign entity to cease all efforts for sales and promotion of the product in the United States and Puerto Rico. The termination included (i) issuance of $1,500,000 of convertible debt due in 2023 to satisfy amounts owed for the license, (ii) the issue of warrants (See NOTE 5) and (iii) transfer of inventory ownership back to the foreign entity. In conjunction with this termination, the Company also terminated its marketing agreement with a third party for the Product’s sales and promotion.

During the year ended December 31, 2021, the Company and VyGen-Bio, Inc. (“Vy-Gen”) entered into agreements to jointly develop and commercialize two Vy-Gen product candidates, CD38-GEAR-NK and CD38-Diagnostic (the “CD38 Assets”). The Company paid $1,750,000 and issued promissory notes totaling $3,250,000 to Vy-Gen in accordance with the agreements. The collaboration arrangement provides the right for the Company to participate in the development and commercialization of the CD38 Assets and a 50/50 profit share, with the profit share subject to contingent automatic downward adjustment up to 25% upon an event of default in connection with the promissory notes. The Company capitalized $5,000,000 to be amortized over a five-year period in which the CD38 Assets are expected to contribute to future cash flows. As of March 31, 2022, the balance due under the two promissory notes totaled $1,500,000, with a maturity date of September 30, 2022.

NOTE 3 – LICENSE RIGHT

In 2019, the Company entered into an agreement with a foreign entity to market, distribute, and sell the Consensi product (Product) on an exclusive basis within the United States and Puerto Rico. Upon execution of the Agreement the Company paid $1,000,000 to the foreign entity. Milestone payments were due as follows; (1) $1,500,000 upon completion of the CMC Plan as reimbursements of costs incurred by the foreign entity, (2) $1,000,000 was due upon first commercial sale of the Product which occurred in June 2020. Milestones were not met during the year ended December 31, 2021 and 2020. As of December 31, 2020, $500,000 of the remaining payment above was still unpaid and reflected in ‘accounts payable’ in the accompanying consolidated balance sheet.

During the fourth quarter of 2020, the Company determined that there was a reduction of the useful life, resulting in an impairment charge of $708,333. For the year ended December 31, 2021 and 2020, amortization expense related to the license right totaled $0 and $291,667 respectively.

In September of 2021, the Company executed a license termination agreement with the foreign entity to cease all efforts for sales and promotion of the product in the United States and Puerto Rico. The termination included issuance of $1,500,000 of convertible debt due in 2023 to satisfy amounts owed for the license, issue of warrants (See NOTE 5) and transfer of inventory ownership back to the foreign entity. In conjunction with this termination, the Company also terminated its marketing agreement with a third party for the Product’s sales and promotion.

During the year ended December 31, 2021, the Company and VyGen-Bio, Inc. (“Vy-Gen”) entered into agreements to jointly develop and commercialize two Vy-Gen product candidates, CD38-GEAR-NK and CD38-Diagnostic (the “CD38 Assets”). The Company paid $1,750,000 and issued promissory notes totaling $3,250,000 to Vy-Gen in accordance with the agreements. The collaboration arrangement provides the right for the Company to participate in the development and commercialization of the CD38 Assets and a 50/50 profit share, with the profit share subject to contingent automatic downward adjustment up to 25% upon an event of default in connection with the promissory notes. The Company capitalized $5,000,000 to be amortized over a five-year period in which the CD38 Assets are expected to contribute to future cash flows. For the year ended December 31, 2021 and 2020, amortization expense related to the agreements totaled $445,833 and $0, respectively. As of December 31, 2021, the balance due under the two promissory notes totaled $1,750,000 which matures on March 31, 2022.